Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2015
Registrant Name	Dreyfus Institutional Reserves Funds
Central Index Key	0001423799
Amendment Flag	false
Document Creation Date	Apr. 28, 2016
Document Effective Date	Apr. 29, 2016
Prospectus Date	Apr. 29, 2016
Agency Shares Prospectus | Dreyfus Institutional Preferred Government Money Market Fund | Agency Shares
Prospectus:
Trading Symbol	DRGXX
Agency Shares Prospectus | Dreyfus Institutional Treasury and Agency Cash Advantage Fund | Agency Shares
Prospectus:
Trading Symbol	DGYXX
Classic Shares Prospectus | Dreyfus Institutional Preferred Government Money Market Fund | Classic Shares
Prospectus:
Trading Symbol	DLSXX
Classic Shares Prospectus | Dreyfus Institutional Treasury and Agency Cash Advantage Fund | Classic Shares
Prospectus:
Trading Symbol	DSSXX
Hamilton Shares Prospectus | Dreyfus Institutional Preferred Government Money Market Fund | Hamilton Shares
Prospectus:
Trading Symbol	DSHXX
Hamilton Shares Prospectus | Dreyfus Institutional Treasury and Agency Cash Advantage Fund | Hamilton Shares
Prospectus:
Trading Symbol	DHLXX
Hamilton Shares Prospectus | Dreyfus Institutional Treasury Securities Cash Advantage Fund | Hamilton Shares
Prospectus:
Trading Symbol	DHMXX
Institutional Shares Prospectus | Dreyfus Institutional Preferred Government Money Market Fund | Institutional Shares
Prospectus:
Trading Symbol	DSVXX
Institutional Shares Prospectus | Dreyfus Institutional Treasury and Agency Cash Advantage Fund | Institutional Shares
Prospectus:
Trading Symbol	DNSXX
Institutional Shares Prospectus | Dreyfus Institutional Treasury Securities Cash Advantage Fund | Institutional Shares
Prospectus:
Trading Symbol	DUPXX
Premier Shares Prospectus | Dreyfus Institutional Preferred Government Money Market Fund | Premier Shares
Prospectus:
Trading Symbol	DERXX
Premier Shares Prospectus | Dreyfus Institutional Treasury and Agency Cash Advantage Fund | Premier Shares
Prospectus:
Trading Symbol	DRRXX
Premier Shares Prospectus | Dreyfus Institutional Treasury Securities Cash Advantage Fund | Premier Shares
Prospectus:
Trading Symbol	DMEXX